Financial risk management - Derivatives and Hedging (Details) $ in Millions		1 Months Ended	2 Months Ended	12 Months Ended			84 Months Ended
	Oct. 10, 2027	Oct. 31, 2023 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Nov. 10, 2032	Dec. 31, 2025 USD ($)	Nov. 10, 2025 EUR (€)	Nov. 10, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 07, 2024 USD ($)	Sep. 22, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-cash loss recognized in relation to cross currency interest rate swaps				€ 700,000	€ 7,800,000	€ 23,500,000
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss				0	0
Foreign exchange forward contract | Derivative financial instruments | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			€ 700,000	700,000	18,500,000
Notional amount			€ 348,300,000	348,300,000	419,200,000
Change in fair value of outstanding hedging instruments				€ 37,400,000	€ (31,600,000)
Weighted average hedged rate of outstanding hedging instruments - currency			113.00%	113.00%	110.00%			113.00%			110.00%
Carrying amount of forward currency contracts liabilities			€ (16,600,000)	€ (16,600,000)	€ 0
Foreign exchange forward contract | Derivative financial instruments | GBP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			0	0	300,000
Notional amount			€ 0	0	0
Change in fair value of outstanding hedging instruments				€ (800,000)	400,000
Weighted average hedged rate of outstanding hedging instruments - currency			9.00%	9.00%				9.00%
Carrying amount of forward currency contracts liabilities			€ 0	€ 0	(1,100,000)
Foreign exchange forward contract | Derivative financial instruments | GBP/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			4,000,000.0	4,000,000.0	700,000
Notional amount			€ 325,400,000	325,400,000	390,700,000
Change in fair value of outstanding hedging instruments				€ (8,100,000)	€ 26,200,000
Weighted average hedged rate of outstanding hedging instruments - currency			114.00%	114.00%	115.00%			114.00%			115.00%
Carrying amount of forward currency contracts liabilities			€ (1,100,000)	€ (1,100,000)	€ (13,100,000)
Foreign exchange forward contract | Derivative financial instruments | SEKEUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			0	0	600,000
Notional amount			€ 110,900,000	110,900,000	110,300,000
Change in fair value of outstanding hedging instruments				€ 7,000,000.0	€ (3,000,000.0)
Weighted average hedged rate of outstanding hedging instruments - currency			9.00%	9.00%	10.00%			9.00%			10.00%
Carrying amount of forward currency contracts liabilities			€ (3,500,000)	€ (3,500,000)	€ (800,000)
Foreign exchange forward contract | Derivative financial instruments | SEK/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts					200,000
Notional amount					2,700,000
Change in fair value of outstanding hedging instruments					€ (600,000)
Weighted average hedged rate of outstanding hedging instruments - currency					10.00%						10.00%
Carrying amount of forward currency contracts liabilities					€ 0
Foreign exchange forward contract | Derivative financial instruments | Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			0	0	1,000,000.0
Notional amount			2,600,000	2,600,000	70,200,000
Change in fair value of outstanding hedging instruments				1,000,000.0	(3,800,000)
Carrying amount of forward currency contracts liabilities			(300,000)	(300,000)	(300,000)
Foreign exchange forward contract | Derivative financial instruments | NOR/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			200,000	200,000
Notional amount			€ 57,500,000	57,500,000
Change in fair value of outstanding hedging instruments				€ 1,400,000
Weighted average hedged rate of outstanding hedging instruments - currency			8.00%	8.00%				8.00%
Carrying amount of forward currency contracts liabilities			€ (300,000)	€ (300,000)
Interest rate swap contract | Cash flow hedges | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			€ 130,000,000.0	130,000,000.0	130,000,000.0
Maturity date of cross currency interest rate swaps	Oct. 10, 2027						Oct. 11, 2032
Change in fair value of outstanding hedging instruments				€ 1,600,000	€ 600,000
Weighted average hedged rate of outstanding hedging instruments - currency			5.30%	5.30%	5.90%			5.30%			5.90%
Change in value of hedged item				€ (1,700,000)	€ (600,000)
Interest rate swaps			€ (900,000)	(900,000)	(3,300,000)
Cross currency interest rate swap | Other reserves [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial assets held for hedging									€ 3.9
Cross currency interest rate swap | Other reserves
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial assets held for hedging									16.1
Cross currency interest rate swap | Cash flow hedges | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity date of cross currency interest rate swaps	Oct. 10, 2027						Oct. 11, 2032
Change in fair value of outstanding hedging instruments				€ (71,700,000)	€ 58,400,000
Weighted average hedged rate of outstanding hedging instruments - currency			5.30%	5.30%	5.60%			5.30%			5.60%
Change in value of hedged item				€ 66,200,000	€ (58,400,000)
Average price of hedging instrument			1.00	1.00	1.00			1.00			1.00
Carrying amount of cross currency interest rate swaps			€ (108,900,000)	€ (108,900,000)	€ (42,300,000)
Forward foreign exchange and currency swap contract | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives					0	0
Net fair value gains on derivatives held at fair value through profit or loss				0
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, modification gain (loss)		€ 200,000
Forward foreign exchange and currency swap contract | Foreign exchange swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives				0	0	€ 0
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-cash loss recognized in relation to cross currency interest rate swaps			5,600,000
Senior USD Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			527,900,000	527,900,000	662,600,000			$ 620.0		$ 679.1	$ 686.1	$ 693.0	$ 700.0
USD loan at hedged EUR rate			620,500,000	620,500,000	686,600,000
Senior EUR Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			€ 880,000,000.0	€ 880,000,000.0	€ 130,000,000.0				€ 130,000,000.0